STOCKHOLDERS' EQUITY (Details 5) (Warrants, USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of Warrants
Balance at the beginning of the year (in shares)		26,244,621	16,255,779
Forfeited (in shares)		(5,000,000)
Balance at the end of the year (in shares)	21,244,621	21,244,621	26,244,621		35,603,142
Warrants exercisable at the end of the period (in shares)		21,244,621	26,244,621
Weighted Average Exercise Price
Weighted Average Exercise Price
Balance at the beginning of the year (in dollars per share)		$ 0.45	$ 0.54	$ 2.64
Forfeited (in dollars per share)		$ 0.60
Balance at the end of the year (in dollars per share)	$ 0.42	$ 0.42	$ 0.45	$ 0.54	$ 2.64
Warrants exercisable at the end of the period (in dollars per share)	$ 0.42	$ 0.42	$ 0.45
Weighted Average Remaining Contractual Life
Balance at the end of the year	2 years 2 months 5 days		2 years 2 months 19 days	2 years 5 months 1 day	3 years 11 months 8 days
Warrants exercisable at the end of the year		2 years 2 months 5 days	2 years 2 months 19 days